Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000026729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	8.98%	3.08%	9.32%
C000026731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	13.85%	3.74%	9.51%
C000176447
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000026732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
C000055072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	21.59%	11.38%	12.95%
C000055073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	26.81%	11.77%	12.88%
C000138433
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000055075
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000055074
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
C000026733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	5.58%	2.84%	10.85%
C000026735
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	9.99%	3.36%	10.94%
C000164583
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000195257
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000026736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
C000026743
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	15.66%	14.81%	14.06%
C000026745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	20.44%	15.21%	14.00%
C000082649
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000043493
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Without Sales Load [Member] | C000026729
Average Annual Return [Line Items]
Average Annual Return, Percent	15.33%	4.25%	9.94%
Without Sales Load [Member] | C000026731
Average Annual Return [Line Items]
Average Annual Return, Percent	14.85%	3.74%	9.51%
Without Sales Load [Member] | C000176447
Average Annual Return [Line Items]
Average Annual Return, Percent	16.18%	4.81%	10.44%
Without Sales Load [Member] | C000026732
Average Annual Return [Line Items]
Average Annual Return, Percent	15.46%	4.24%	9.94%
Without Sales Load [Member] | C000055072
Average Annual Return [Line Items]
Average Annual Return, Percent	28.64%	12.64%	13.59%
Without Sales Load [Member] | C000055073
Average Annual Return [Line Items]
Average Annual Return, Percent	27.60%	11.77%	12.88%
Without Sales Load [Member] | C000138433
Average Annual Return [Line Items]
Average Annual Return, Percent	29.03%	12.99%	13.94%
Without Sales Load [Member] | C000055075
Average Annual Return [Line Items]
Average Annual Return, Percent	28.94%	12.92%	13.87%
Without Sales Load [Member] | C000055074
Average Annual Return [Line Items]
Average Annual Return, Percent	28.17%	12.22%	13.16%
Without Sales Load [Member] | C000026733
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%	4.01%	11.48%
Without Sales Load [Member] | C000026735
Average Annual Return [Line Items]
Average Annual Return, Percent	10.99%	3.36%	10.94%
Without Sales Load [Member] | C000164583
Average Annual Return [Line Items]
Average Annual Return, Percent	12.22%	4.49%	11.98%
Without Sales Load [Member] | C000195257
Average Annual Return [Line Items]
Average Annual Return, Percent	12.24%	4.50%	11.90%
Without Sales Load [Member] | C000026736
Average Annual Return [Line Items]
Average Annual Return, Percent	11.77%	4.03%	11.52%
Without Sales Load [Member] | C000026743
Average Annual Return [Line Items]
Average Annual Return, Percent	22.38%	16.11%	14.70%
Without Sales Load [Member] | C000026745
Average Annual Return [Line Items]
Average Annual Return, Percent	21.44%	15.21%	14.00%
Without Sales Load [Member] | C000082649
Average Annual Return [Line Items]
Average Annual Return, Percent	22.76%	16.45%	15.03%
Without Sales Load [Member] | C000043493
Average Annual Return [Line Items]
Average Annual Return, Percent	22.75%	16.47%	14.96%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.81%	16.74%	14.08%
FEDERATED INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	19.59%	11.17%	12.65%
FEDERATED INDEX: Morningstar Mid-Cap Growth Funds Category Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Category Average
Average Annual Return, Percent	13.92%	8.92%	10.67%
FEDERATED INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	19.59%	11.17%	12.65%
FEDERATED INDEX: Morningstar Mid-Cap Growth Funds Category Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Category Average
Average Annual Return, Percent	13.92%	8.92%	10.67%
FEDERATED INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	19.59%	11.17%	12.65%
FEDERATED INDEX: Morningstar Mid-Cap Growth Funds Category Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Category Average
Average Annual Return, Percent	13.92%	8.92%	10.67%
FEDERATED INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	19.59%	11.17%	12.65%
FEDERATED INDEX: Morningstar Mid-Cap Growth Funds Category Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Category Average
Average Annual Return, Percent	13.92%	8.92%	10.67%
FEDERATED INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%	19.24%	18.27%
FEDERATED INDEX: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Average Annual Return, Percent	25.21%	14.89%	14.66%
FEDERATED INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%	19.24%	18.27%
FEDERATED INDEX: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Average Annual Return, Percent	25.21%	14.89%	14.66%
FEDERATED INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%	19.24%	18.27%
FEDERATED INDEX: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Average Annual Return, Percent	25.21%	14.89%	14.66%
FEDERATED INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%	19.24%	18.27%
FEDERATED INDEX: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Average Annual Return, Percent	25.21%	14.89%	14.66%
FEDERATED INDEX: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	30.52%	19.24%	18.27%
FEDERATED INDEX: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Average Annual Return, Percent	25.21%	14.89%	14.66%
FEDERATED INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.81%	8.94%	9.65%
FEDERATED INDEX: Morningstar Small Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Category Average
Average Annual Return, Percent	11.20%	7.61%	9.64%
FEDERATED INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.81%	8.94%	9.65%
FEDERATED INDEX: Morningstar Small Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Category Average
Average Annual Return, Percent	11.20%	7.61%	9.64%
FEDERATED INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.81%	8.94%	9.65%
FEDERATED INDEX: Morningstar Small Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Category Average
Average Annual Return, Percent	11.20%	7.61%	9.64%
FEDERATED INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.81%	8.94%	9.65%
FEDERATED INDEX: Morningstar Small Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Category Average
Average Annual Return, Percent	11.20%	7.61%	9.64%
FEDERATED INDEX: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	18.81%	8.94%	9.65%
FEDERATED INDEX: Morningstar Small Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Category Average
Average Annual Return, Percent	11.20%	7.61%	9.64%
FEDERATED INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	19.59%	11.17%	12.65%
FEDERATED INDEX: Morningstar Mid-Cap Growth Funds Category Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Category Average
Average Annual Return, Percent	13.92%	8.92%	10.67%
FEDERATED INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	19.59%	11.17%	12.65%
FEDERATED INDEX: Morningstar Mid-Cap Growth Funds Category Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Category Average
Average Annual Return, Percent	13.92%	8.92%	10.67%
FEDERATED INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	19.59%	11.17%	12.65%
FEDERATED INDEX: Morningstar Mid-Cap Growth Funds Category Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Category Average
Average Annual Return, Percent	13.92%	8.92%	10.67%
FEDERATED INDEX: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	19.59%	11.17%	12.65%
FEDERATED INDEX: Morningstar Mid-Cap Growth Funds Category Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Category Average
Average Annual Return, Percent	13.92%	8.92%	10.67%